[PAUL, HASTINGS, JANOFSKY & WALKER LLP LETTERHEAD]

(212) 318-6053
keithpisani@paulhastings.com

December 22, 2006

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Immtech Pharmaceuticals, Inc.

Ladies and Gentlemen:

On behalf of our client, Immtech Pharmaceuticals, Inc. (the “Company”), in accordance with Rule 14a-6 promulgated under the Securities Exchange Act of 1934, we enclose the Company’s preliminary proxy statement on Schedule 14A (the “Proxy Statement”). The Company intends to release definitive copies of the Proxy Statement to stockholders as soon as practicable after the January 17, 2007 record date for its annual meeting of stockholders.

Among other things, the Proxy Statement relates to the approval of the Company’s 2006 Stock Incentive Plan (the “Plan”). As required by Instruction 5 of Item 10 of Schedule 14A, the Company advises the Staff of the Securities and Exchange Commission that it does not currently intend to register the securities that may be issued pursuant to the Plan. Since the Company has fewer than 25 employees, it expects to rely upon the exemption contained in Section 4(2) of the Securities Act of 1933 or Regulation D promulgated thereunder to the extent that there is a sale of securities pursuant to the Plan.

Please contact the undersigned at the number above with any comments or questions.

Sincerely,

/s/ Keith D. Pisani

Keith D. Pisani

for PAUL, HASTINGS, JANOFSKY & WALKER LLP